Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital management
Schedule of total equity and debt

Total equity, debt and total assets
in € THOUS
	2024	2023

Total equity including noncontrolling interests	15,768,513	14,826,535
Debt and lease liabilities (including amounts directly associated with assets held for sale)	10,988,807	12,186,790
Total assets	33,566,579	33,929,808
Debt and lease liabilities in % of total assets	32.7	35.9
Total equity in % of total assets (equity ratio)	47.0	43.7

Schedule of Company's rating

Rating (1)
	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.